                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
-------------------------------------------------------------------------------

                              MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) EMERGING GROWTH FUND                                             5/31/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             11
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    26
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    36
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            36
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   36
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.5%
              Cash & Other Net Assets                     2.5%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   2.7%
              ------------------------------------------------
              Google, Inc., "A"                           2.6%
              ------------------------------------------------
              First Data Corp.                            2.5%
              ------------------------------------------------
              Chicago Mercantile Exchange
              Holdings, Inc.                              2.2%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.0%
              ------------------------------------------------
              Juniper Networks, Inc.                      1.8%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.8%
              ------------------------------------------------
              Cytyc Corp.                                 1.8%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.7%
              ------------------------------------------------
              Millipore Corp.                             1.7%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 23.4%
              ------------------------------------------------
              Health Care                                13.2%
              ------------------------------------------------
              Special Products & Services                11.8%
              ------------------------------------------------
              Leisure                                    10.8%
              ------------------------------------------------
              Financial Services                         10.0%
              ------------------------------------------------
              Energy                                      7.2%
              ------------------------------------------------
              Utilities & Communications                  5.2%
              ------------------------------------------------
              Retailing                                   4.2%
              ------------------------------------------------
              Consumer Staples                            3.0%
              ------------------------------------------------
              Basic Materials                             2.8%
              ------------------------------------------------
              Transportation                              2.5%
              ------------------------------------------------
              Industrial Goods & Services                 1.9%
              ------------------------------------------------
              Autos & Housing                             1.5%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
-----------------------------------------------------------------------------
        Actual              1.26%     $1,000.00         $992.80         $6.26
  A     ---------------------------------------------------------------------
        Hypothetical (h)    1.26%     $1,000.00       $1,018.65         $6.34
-----------------------------------------------------------------------------
        Actual              2.01%     $1,000.00         $989.00         $9.97
  B    ----------------------------------------------------------------------
        Hypothetical (h)    2.01%     $1,000.00       $1,014.91        $10.10
-----------------------------------------------------------------------------
        Actual              2.01%     $1,000.00         $988.90         $9.97
  C     ---------------------------------------------------------------------
        Hypothetical (h)    2.01%     $1,000.00       $1,014.91        $10.10
-----------------------------------------------------------------------------
        Actual              1.02%     $1,000.00         $993.80         $5.07
  I     ---------------------------------------------------------------------
        Hypothetical (h)    1.02%     $1,000.00       $1,019.85         $5.14
-----------------------------------------------------------------------------
        Actual              1.52%     $1,000.00         $991.50         $7.55
  R     ---------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00       $1,017.35         $7.64
-----------------------------------------------------------------------------
        Actual              2.12%     $1,000.00         $988.30        $10.51
  R1    ---------------------------------------------------------------------
        Hypothetical (h)    2.12%     $1,000.00       $1,014.36        $10.65
-----------------------------------------------------------------------------
        Actual              1.77%     $1,000.00         $990.30         $8.78
  R2    ---------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00       $1,016.11         $8.90
-----------------------------------------------------------------------------
        Actual              1.67%     $1,000.00         $990.60         $8.29
  R3    ---------------------------------------------------------------------
        Hypothetical (h)    1.67%     $1,000.00       $1,016.60         $8.40
-----------------------------------------------------------------------------
        Actual              1.42%     $1,000.00         $991.90         $7.05
  R4    ---------------------------------------------------------------------
        Hypothetical (h)    1.42%     $1,000.00       $1,017.85         $7.14
-----------------------------------------------------------------------------
        Actual              1.11%     $1,000.00         $993.30         $5.52
  R5    ---------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40         $5.59
-----------------------------------------------------------------------------
        Actual              1.62%     $1,000.00         $990.90         $8.04
  529A  ---------------------------------------------------------------------
        Hypothetical (h)    1.62%     $1,000.00       $1,016.85         $8.15
-----------------------------------------------------------------------------
        Actual              2.27%     $1,000.00         $987.60        $11.25
  529B  ---------------------------------------------------------------------
        Hypothetical (h)    2.27%     $1,000.00       $1,013.61        $11.40
-----------------------------------------------------------------------------
        Actual              2.26%     $1,000.00         $987.90        $11.20
  529C  ---------------------------------------------------------------------
        Hypothetical (h)    2.26%     $1,000.00       $1,013.66        $11.35
-----------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.6%
--------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                           1,615,000    $   29,699,850
News Corp., "A" (l)                                                    2,896,400        55,234,348
                                                                                    --------------
                                                                                       $84,934,198
--------------------------------------------------------------------------------------------------
Airlines - 0.5%
--------------------------------------------------------------------------------------------------
U.S. Airways Group, Inc. (l)(n)                                          211,900    $    9,895,730
UAL Corp. (l)(n)                                                         257,800         7,587,054
                                                                                    --------------
                                                                                    $   17,482,784
--------------------------------------------------------------------------------------------------
Automotive - 1.1%
--------------------------------------------------------------------------------------------------
Harman International Industries, Inc. (l)                                430,870    $   36,507,615
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.9%
--------------------------------------------------------------------------------------------------
American Express Co. (l)                                                 674,300    $   36,654,948
Bank of New York Co., Inc.                                               415,000        13,790,450
Moody's Corp. (l)                                                        142,400         7,447,520
State Street Corp. (l)                                                   663,700        41,215,770
UBS AG                                                                   261,200        29,573,064
                                                                                    --------------
                                                                                    $  128,681,752
--------------------------------------------------------------------------------------------------
Biotechnology - 3.8%
--------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                         75,000    $    8,730,517
Celgene Corp. (l)(n)                                                     653,700        27,095,865
Gen-Probe, Inc. (n)                                                      320,880        17,327,520
Genzyme Corp. (n)                                                        552,080        32,848,760
Gilead Sciences, Inc. (n)                                                515,490        29,553,042
ImClone Systems, Inc. (l)(n)                                             214,700         8,588,000
                                                                                    --------------
                                                                                    $  124,143,704
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.1%
--------------------------------------------------------------------------------------------------
CBOT Holdings, Inc. (l)(n)                                                36,300    $    3,791,898
Charles Schwab Corp.                                                   2,080,900        34,667,794
Chicago Mercantile Exchange Holdings, Inc. (l)                           164,800        72,726,240
Euronext N.V. (l)                                                        253,000        21,708,311
Goldman Sachs Group, Inc.                                                 90,360        13,639,842
Greenhill & Co., Inc. (l)                                                 47,780         2,838,132
IntercontinentalExchange, Inc. (n)                                       324,550        18,077,435
Lazard Ltd. (l)                                                          205,500         8,154,240
OptionsExpress Holdings, Inc. (l)                                        288,500         8,311,685
Singapore Exchange Ltd.                                                6,202,000        15,162,278
                                                                                    --------------
                                                                                    $  199,077,855
--------------------------------------------------------------------------------------------------
Business Services - 7.9%
--------------------------------------------------------------------------------------------------
Amdocs Ltd. (l)(n)                                                     1,233,420    $   46,216,247
Cognizant Technology Solutions Corp., "A" (l)(n)                         625,700        36,916,300
Corporate Executive Board Co. (l)                                        246,710        25,095,341
Equinix, Inc. (l)(n)                                                     806,700        47,014,476
Euronet Worldwide, Inc. (l)(n)                                           246,000         8,617,380
First Data Corp.                                                       1,746,200        80,517,282
Getty Images, Inc. (l)(n)                                                218,500        14,348,895
                                                                                    --------------
                                                                                    $  258,725,921
--------------------------------------------------------------------------------------------------
Chemicals - 1.6%
--------------------------------------------------------------------------------------------------
Monsanto Co.                                                             616,000    $   51,842,560
--------------------------------------------------------------------------------------------------
Computer Software - 3.6%
--------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                2,291,900    $   65,617,097
Akamai Technologies, Inc. (l)(n)                                         256,400         8,022,756
Salesforce.com, Inc. (l)(n)                                              433,200        12,783,732
TIBCO Software, Inc. (l)(n)                                            4,101,000        31,454,670
                                                                                    --------------
                                                                                    $  117,878,255
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
--------------------------------------------------------------------------------------------------
Apple Computer, Inc. (l)(n)                                              212,800    $   12,719,056
MICROS Systems, Inc. (l)(n)                                              383,000        15,760,450
Satyam Computer Services Ltd., ADR (l)                                   491,300        15,805,121
                                                                                    --------------
                                                                                    $   44,284,627
--------------------------------------------------------------------------------------------------
Construction - 0.4%
--------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                              235,989    $   13,444,293
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.5%
--------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                    854,100    $   51,536,394
DeVry, Inc. (l)(n)                                                       493,000        12,078,500
eBay, Inc. (n)                                                         1,324,200        43,447,002
ITT Educational Services, Inc. (l)(n)                                    290,900        18,908,500
Monster Worldwide, Inc. (l)(n)                                           638,300        31,193,721
Strayer Education, Inc. (l)                                              247,890        24,714,633
                                                                                    --------------
                                                                                    $  181,878,750
--------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%
--------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                            619,500    $   42,299,460
--------------------------------------------------------------------------------------------------
Electronics - 4.7%
--------------------------------------------------------------------------------------------------
Cree, Inc. (l)(n)                                                        328,700    $    8,431,155
Intel Corp.                                                              363,100         6,543,062
Marvell Technology Group Ltd. (l)(n)                                     416,800        19,868,856
Samsung Electronics Co. Ltd., GDR                                        147,190        46,512,040
SanDisk Corp. (l)(n)                                                     701,700        39,484,659
Xilinx, Inc.                                                           1,281,000        33,306,000
                                                                                    --------------
                                                                                    $  154,145,772
--------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
--------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                     292,700    $   18,246,918
--------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.4%
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            781,800    $   47,267,628
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.3%
--------------------------------------------------------------------------------------------------
International Game Technology (l)                                      1,356,900    $   50,517,387
Las Vegas Sands Corp. (l)(n)                                             371,900        26,259,859
MGM Mirage (l)(n)                                                        159,400         6,608,724
Shuffle Master, Inc. (l)(n)                                              244,700         8,921,762
Station Casinos, Inc. (l)                                                334,800        24,440,400
Wynn Resorts Ltd. (l)(n)                                                 332,800        23,695,360
                                                                                    --------------
                                                                                    $  140,443,492
--------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
--------------------------------------------------------------------------------------------------
Costco Wholesale Corp. (l)                                               486,000    $   25,723,980
Kohl's Corp. (l)(n)                                                      455,200        24,439,688
Wal-Mart de Mexico S.A. de C.V                                         1,740,241         4,756,577
                                                                                    --------------
                                                                                    $   54,920,245
--------------------------------------------------------------------------------------------------
Internet - 5.3%
--------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (l)(n)                                              163,300    $   12,708,006
CNET Networks, Inc. (l)(n)                                               488,600         4,280,136
Google, Inc., "A" (n)                                                    227,360        84,536,995
NHN Corp. (n)                                                             30,393         9,039,849
TENCENT Holdings Ltd.                                                  6,102,000        13,214,092
Yahoo!, Inc. (n)                                                       1,585,900        50,098,581
                                                                                    --------------
                                                                                    $  173,877,659
--------------------------------------------------------------------------------------------------
Leisure & Toys - 2.2%
--------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                              1,346,200    $   56,634,634
THQ, Inc. (l)(n)                                                         650,600        15,178,498
                                                                                    --------------
                                                                                    $   71,813,132
--------------------------------------------------------------------------------------------------
Medical Equipment - 5.7%
--------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                   1,101,700    $   49,929,044
Cytyc Corp. (l)(n)                                                     2,242,011        58,920,049
Millipore Corp. (l)(n)                                                   815,740        56,612,356
ResMed, Inc. (l)(n)                                                      380,500        17,297,530
Thoratec Corp. (l)(n)                                                    325,900         4,618,003
                                                                                    --------------
                                                                                    $  187,376,982
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
--------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR (l)                                               604,800    $   26,175,744
Companhia Vale do Rio Doce, ADR                                          269,700        12,565,323
                                                                                    --------------
                                                                                    $   38,741,067
--------------------------------------------------------------------------------------------------
Network & Telecom - 8.3%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                1,924,900    $   37,882,032
Corning, Inc. (n)                                                      1,346,500        32,652,625
F5 Networks, Inc. (l)(n)                                                 657,100        31,882,492
Juniper Networks, Inc. (n)                                             3,778,911        60,198,052
NICE Systems Ltd., ADR (n)                                             1,041,860        28,338,592
Nortel Networks Corp. (n)                                             12,629,000        30,057,020
QUALCOMM, Inc.                                                         1,109,700        50,169,537
                                                                                    --------------
                                                                                    $  271,180,350
--------------------------------------------------------------------------------------------------
Oil Services - 6.7%
--------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                408,900    $   20,440,911
GlobalSantaFe Corp. (l)                                                  990,480        59,557,562
National Oilwell Varco, Inc. (n)                                         529,800        34,998,588
Noble Corp. (l)                                                          383,400        26,657,802
Schlumberger Ltd.                                                        812,900        53,301,853
Smith International, Inc. (l)                                            621,980        25,476,301
                                                                                    --------------
                                                                                    $  220,433,017
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.2%
--------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                       701,700    $    6,118,824
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
--------------------------------------------------------------------------------------------------
Allergan, Inc.                                                           417,690    $   39,605,366
GlaxoSmithKline PLC                                                    1,301,200        35,985,051
Medicis Pharmaceutical Corp., "A" (l)                                    322,100         9,605,022
Roche Holding AG (l)                                                     228,230        35,517,007
                                                                                    --------------
                                                                                    $  120,712,446
--------------------------------------------------------------------------------------------------
Pollution Control - 0.6%
--------------------------------------------------------------------------------------------------
Waste Management, Inc. (l)                                               566,600    $   20,748,892
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
--------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B" (l)(n)                                    554,620    $    5,346,537
VistaPrint Ltd. (l)(n)                                                   221,200         7,005,404
                                                                                    --------------
                                                                                    $   12,351,941
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
--------------------------------------------------------------------------------------------------
CSX Corp. (l)                                                            175,800    $   11,764,536
Kuehne & Nagel, Inc. AG                                                   47,500         3,543,991
Norfolk Southern Corp.                                                   193,700        10,219,612
                                                                                    --------------
                                                                                    $   25,528,139
--------------------------------------------------------------------------------------------------
Restaurants - 1.3%
--------------------------------------------------------------------------------------------------
Starbucks Corp. (n)                                                      928,600    $   33,104,590
YUM! Brands, Inc.                                                        191,700         9,661,680
                                                                                    --------------
                                                                                    $   42,766,270
--------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
--------------------------------------------------------------------------------------------------
Aeropostale, Inc. (l)(n)                                                 274,200    $    6,783,708
Best Buy Co., Inc.                                                       516,400        27,369,200
Chico's FAS, Inc. (n)                                                    820,700        24,596,379
Submarino S.A                                                            793,100        16,034,740
Williams-Sonoma, Inc. (l)                                                204,700         7,399,905
                                                                                    --------------
                                                                                    $   82,183,932
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
--------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR (l)                                 924,720    $   30,201,355
NII Holdings, Inc. "B" (l)(n)                                            110,800         6,034,168
                                                                                    --------------
                                                                                    $   36,235,523
--------------------------------------------------------------------------------------------------
Telephone Services - 4.1%
--------------------------------------------------------------------------------------------------
American Tower Corp., "A" (l)(n)                                       2,870,608    $   88,902,730
Embarq Corp. (l)(n)                                                       66,100         2,754,387
Level 3 Communications, Inc. (l)(n)                                    2,816,600        13,998,502
Sprint Nextel Corp.                                                    1,322,000        28,039,620
                                                                                    --------------
                                                                                    $  133,695,239
--------------------------------------------------------------------------------------------------
Trucking - 1.2%
--------------------------------------------------------------------------------------------------
DSV Builders, Inc.                                                        19,900    $    3,267,225
FedEx Corp. (l)                                                          277,800        30,355,206
UTI Worldwide, Inc. (l)                                                  233,062         6,346,278
                                                                                    --------------
                                                                                    $   39,968,709
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $2,974,890,934)                             $3,199,937,951
--------------------------------------------------------------------------------------------------

Partnerships - 0.0%
--------------------------------------------------------------------------------------------------
Real Estate - 0.0%
--------------------------------------------------------------------------------------------------
Copley Partners 1 LP (n)(z)                                            3,000,000    $        3,000
Copley Partners 2 LP (n)(z)                                            3,000,000            22,380
--------------------------------------------------------------------------------------------------
  TOTAL PARTNERSHIPS (IDENTIFIED COST, $229,080)                                    $       25,380
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.3%

General Electric Capital Corp., 5.06%, due 6/01/06,
at Amortized Cost and Value (y)                                     $ 42,687,000    $   42,687,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.0%
--------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.08%, dated 5/31/06, due
6/01/06, total to be received $36,109,492 (secured by various
U.S. Treasury and Federal Agency obligations in an
individually traded account)                                        $ 36,104,395    $   36,104,395
Navigator Securities Lending Prime Portfolio, at Net Asset
Value                                                                555,328,118       555,328,118
--------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED, AT AMORTIZED COST
  AND VALUE                                                                         $  591,432,513
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $3,609,239,527) (k)                           $3,834,082,844
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (16.8)%                                              (550,556,770)
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                               $3,283,526,074
--------------------------------------------------------------------------------------------------

(k) As of May 31, 2006 the fund had three securities that were fair valued, aggregating $9,065,229 and 0.24% of market value in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of
    1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities.


                                       ACQUISITION     ACQUISITION          CURRENT     TOTAL % OF
RESTRICTED SECURITIES                         DATE            COST     MARKET VALUE     NET ASSETS

Copley Partners 1 L.P.                    12/02/86        $193,740          $ 3,000
Copley Partners 2 L.P.            10/01/86-8/09/91          35,340           22,380
--------------------------------------------------------------------------------------------------
Total Restricted Securities                                                 $25,380           0.0%
--------------------------------------------------------------------------------------------------

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 5/31/06
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value, including $577,342,242 of securities
on loan (identified cost, $3,609,239,527)                          $3,834,082,844
Cash                                                                      302,353
Receivable for investments sold                                       177,455,222
Receivable for fund shares sold                                         1,201,928
Interest and dividends receivable                                       1,200,447
Other assets                                                                7,254
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                 $4,014,250,048
-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payable to custodian                                                  $12,611,413
Payable for investments purchased                                     114,664,304
Payable for fund shares reacquired                                      9,861,645
Collateral for securities loaned, at value                            591,432,513
Payable to affiliates
  Management fee                                                           62,894
  Shareholder servicing costs                                           1,118,612
  Distribution and service fees                                            41,748
  Administrative services fee                                               1,283
  Program manager fees                                                          7
  Retirement plan administration and services fees                            106
Payable for independent trustees' compensation                            131,341
Accrued expenses and other liabilities                                    798,108
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $730,723,974
-----------------------------------------------------------------------------------------------------------
Net assets                                                                                   $3,283,526,074
-----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $3,440,146,955
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           224,830,256
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        (366,092,716)
Accumulated net investment loss                                       (15,358,421)
-----------------------------------------------------------------------------------------------------------
Net assets                                                                                   $3,283,526,074
-----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                        98,438,219
-----------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                       $2,204,293,350
  Shares outstanding                                                   64,384,492
-----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $34.24
-----------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                             $36.33
-----------------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                         $812,136,742
  Shares outstanding                                                   25,840,211
-----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                       $31.43
-----------------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                         $161,207,690
  Shares outstanding                                                    5,159,259
-----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                       $31.25
-----------------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                          $81,185,014
  Shares outstanding                                                    2,318,020
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $35.02
-----------------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                          $13,690,747
  Shares outstanding                                                      403,417
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $33.94
-----------------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,753,933
  Shares outstanding                                                       55,886
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $31.38
-----------------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,170,357
  Shares outstanding                                                       37,145
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $31.51
-----------------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                           $5,113,288
  Shares outstanding                                                      151,552
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $33.74
-----------------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,906,943
  Shares outstanding                                                       55,794
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $34.18
-----------------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                              $56,954
  Shares outstanding                                                        1,661
-----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                              $34.30
-----------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class 529A shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                             $683,601
  Shares outstanding                                                       20,245
-----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $33.77
-----------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                             $35.83
-----------------------------------------------------------------------------------------------------------
Class 529B shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                             $217,892
  Shares outstanding                                                        6,998
-----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                       $31.14
-----------------------------------------------------------------------------------------------------------
Class 529C shares
-----------------------------------------------------------------------------------------------------------
  Net assets                                                             $109,563
  Shares outstanding                                                        3,539
-----------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                       $30.96
-----------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 5/31/06

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $10,459,793
  Interest                                                             2,116,182
  Foreign taxes withheld                                                (586,635)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $11,989,340
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $13,417,333
  Distribution and service fees                                        8,861,277
  Program manager fees                                                     1,252
  Shareholder servicing costs                                          4,081,285
  Administrative services fee                                            204,256
  Retirement plan administration and services fees                        10,281
  Independent trustees' compensation                                      36,387
  Custodian fee                                                          524,379
  Shareholder communications                                             315,190
  Auditing fees                                                           27,289
  Legal fees                                                              31,445
  Miscellaneous                                                          574,026
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $28,084,400
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (255,675)
  Reduction of expenses by investment adviser                           (597,199)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $27,231,526
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(15,242,186)
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $420,943,327
  Foreign currency transactions                                         (187,349)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $420,755,978
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(416,653,594)
  Translation of assets and liabilities in foreign currencies             (5,915)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(416,659,509)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $4,096,469
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $(11,145,717)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     5/31/06                   11/30/05
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                             $(15,242,186)              $(35,464,347)
Net realized gain (loss) on investments and foreign
currency transactions                                            420,755,978                675,007,863
Net unrealized gain (loss) on investments and foreign
currency translation                                            (416,659,509)              (191,729,164)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $(11,145,717)              $447,814,352
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(404,953,339)           $(1,043,091,318)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(416,099,056)             $(595,276,966)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         3,699,625,130              4,294,902,096

At end of period (including accumulated net investment
loss of $15,358,421 and $116,235, respectively)               $3,283,526,074             $3,699,625,130
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED      --------------------------------------------------------------------------
CLASS A                                  5/31/06            2005           2004                2003            2002         2001
                                     (UNAUDITED)
Net asset value,
beginning of period                       $34.49          $30.53         $27.91              $22.90          $32.50       $49.53
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.11)         $(0.20)        $(0.16)             $(0.16)         $(0.19)      $(0.31)
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                         (0.14)           4.16           2.78                5.17           (9.41)      (11.60)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                $(0.25)          $3.96          $2.62               $5.01          $(9.60)     $(11.91)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                               $--             $--            $--                 $--             $--       $(5.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                    $34.24          $34.49         $30.53              $27.91          $22.90       $32.50
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 (0.72)(n)       12.97           9.39(b)(q)         21.93(j)       (29.57)      (27.19)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              1.29(a)         1.31           1.29                1.33            1.27         1.20
Expenses after expense
reductions (f)                              1.26(a)         1.27           1.26                1.33            1.27         1.18
Net investment loss                        (0.60)(a)       (0.65)         (0.55)              (0.65)          (0.69)       (0.82)
Portfolio turnover                            67              88             89                 100             116          119
Net assets at end of
period (000 Omitted)                  $2,204,293      $2,359,893     $2,463,488          $2,676,123      $2,512,127   $4,462,387
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED      --------------------------------------------------------------------------
CLASS B                                  5/31/06            2005           2004                2003            2002         2001
                                     (UNAUDITED)
Net asset value, beginning
of period                                 $31.78          $28.34         $26.12              $21.59          $30.87       $47.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.23)         $(0.41)        $(0.36)             $(0.32)         $(0.38)      $(0.57)
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                         (0.12)           3.85           2.58                4.85           (8.90)      (11.06)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                $(0.35)          $3.44          $2.22               $4.53          $(9.28)     $(11.63)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                               $--             $--            $--                 $--             $--       $(5.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                    $31.43          $31.78         $28.34              $26.12          $21.59       $30.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 (1.10)(n)       12.14           8.50(b)(q)         20.98(j)       (30.08)      (27.72)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              2.04(a)         2.06           2.04                2.08            2.02         1.95
Expenses after
expense reductions (f)                      2.01(a)         2.02           2.01                2.08            2.02         1.93
Net investment loss                        (1.36)(a)       (1.39)         (1.32)              (1.39)          (1.45)       (1.57)
Portfolio turnover                            67              88             89                 100             116          119
Net assets at end of
period (000 Omitted)                    $812,137      $1,045,179     $1,507,258          $2,117,444      $2,332,435   $4,523,185
--------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED      --------------------------------------------------------------------------
CLASS C                                  5/31/06            2005           2004                2003            2002         2001
                                     (UNAUDITED)
Net asset value, beginning of
period                                    $31.60          $28.18         $25.97              $21.46          $30.69       $47.36
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.22)         $(0.40)        $(0.35)             $(0.31)         $(0.37)      $(0.57)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         (0.13)           3.82           2.56                4.82           (8.86)      (10.98)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $(0.35)          $3.42          $2.21               $4.51          $(9.23)     $(11.55)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               $--             $--            $--                 $--             $--       $(5.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $31.25          $31.60         $28.18              $25.97          $21.46       $30.69
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 (1.11)(n)       12.14           8.51(b)(q)         21.02(j)       (30.07)      (27.73)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      2.04(a)         2.06           2.04                2.08            2.02         1.95
Expenses after expense
reductions (f)                              2.01(a)         2.02           2.01                2.08            2.02         1.93
Net investment loss                        (1.35)(a)       (1.39)         (1.31)              (1.40)          (1.45)       (1.57)
Portfolio turnover                            67              88             89                 100             116          119
Net assets at end of period
(000 Omitted)                           $161,208        $188,715       $226,371            $283,183        $298,296     $624,056
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED      -------------------------------------------------------------------------
CLASS I                                  5/31/06            2005           2004                2003            2002         2001
                                     (UNAUDITED)
Net asset value, beginning of period      $35.24          $31.11         $28.39              $23.23          $32.89       $49.95
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.06)         $(0.13)        $(0.09)             $(0.10)         $(0.12)      $(0.22)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.16)           4.26           2.81                5.26           (9.54)      (11.72)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $(0.22)          $4.13          $2.72               $5.16          $(9.66)     $(11.94)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               $--             $--            $--                 $--             $--       $(5.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $35.02          $35.24         $31.11              $28.39          $23.23       $32.89
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                    (0.62)(n)       13.28           9.58(b)(q)         22.21(j)       (29.37)      (27.00)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              1.05(a)         1.06           1.04                1.07            1.02         0.95
Expenses after expense
reductions (f)                              1.02(a)         1.02           1.01                1.07            1.02         0.93
Net investment loss                        (0.35)(a)       (0.40)         (0.31)              (0.40)          (0.44)       (0.57)
Portfolio turnover                            67              88             89                 100             116          119
Net assets at end of period
(000 Omitted)                            $81,185         $86,254        $88,452             $90,539         $71,750     $133,398
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                        SIX MONTHS                        YEARS ENDED 11/30
                                                             ENDED       ---------------------------------------------------
CLASS R                                                    5/31/06               2005               2004             2003(i)
                                                       (UNAUDITED)
Net asset value, beginning of period                        $34.23             $30.38             $27.86              $21.40
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                   $(0.15)            $(0.29)            $(0.19)             $(0.24)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           (0.14)              4.14               2.71                6.70
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $(0.29)             $3.85              $2.52               $6.46
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $33.94             $34.23             $30.38              $27.86
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      (0.85)(n)          12.67               9.05(b)(q)         30.19(j)(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.55(a)            1.57               1.52                1.56(a)
Expenses after expense reductions (f)                         1.52(a)            1.53               1.49                1.56(a)
Net investment loss                                          (0.84)(a)          (0.92)             (0.68)              (1.02)(a)
Portfolio turnover                                              67                 88                 89                 100
Net assets at end of period (000 Omitted)                  $13,691            $14,287             $7,596                $244
----------------------------------------------------------------------------------------------------------------------------

                                                                                            SIX MONTHS          YEAR ENDED
CLASS R1                                                                                 ENDED 5/31/06         11/30/05(i)
                                                                                           (UNAUDITED)
Net asset value, beginning of period                                                            $31.75              $27.89
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                       $(0.23)             $(0.40)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           (0.14)               4.26
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $(0.37)              $3.86
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $31.38              $31.75
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                          (1.17)(n)           13.84(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                            2.25(a)             2.29(a)
Expenses after expense reductions (f)                                                             2.12(a)             2.21(a)
Net investment loss                                                                              (1.39)(a)           (1.71)(a)
Portfolio turnover                                                                                  67                  88
Net assets at end of period (000 Omitted)                                                       $1,754                $712
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                            SIX MONTHS          YEAR ENDED
CLASS R2                                                                                 ENDED 5/31/06         11/30/05(i)
                                                                                           (UNAUDITED)
Net asset value, beginning of period                                                            $31.82              $27.89
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                       $(0.17)             $(0.25)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           (0.14)               4.18
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $(0.31)              $3.93
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $31.51              $31.82
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                          (0.97)(n)           14.09(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                            1.95(a)             1.99(a)
Expenses after expense reductions (f)                                                             1.77(a)             1.88(a)
Net investment loss                                                                              (1.08)(a)           (1.27)(a)
Portfolio turnover                                                                                  67                  88
Net assets at end of period (000 Omitted)                                                       $1,170                $319
--------------------------------------------------------------------------------------------------------------------------

                                                        SIX MONTHS                        YEARS ENDED 11/30
                                                             ENDED       ---------------------------------------------------
CLASS R3                                                   5/31/06               2005               2004             2003(i)
                                                       (UNAUDITED)
Net asset value, beginning of period                        $34.06             $30.29             $27.85              $27.45
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                   $(0.17)            $(0.36)            $(0.25)             $(0.03)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           (0.15)              4.13               2.69                0.43
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $(0.32)             $3.77              $2.44               $0.40
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $33.74             $34.06             $30.29              $27.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      (0.94)(n)          12.45               8.76(b)(q)          1.46(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.80(a)            1.82               1.77                1.72(a)
Expenses after expense reductions (f)                         1.67(a)            1.76               1.74                1.72(a)
Net investment loss                                          (0.98)(a)          (1.16)             (0.93)              (1.25)(a)
Portfolio turnover                                              67                 88                 89                 100
Net assets at end of period (000 Omitted)                   $5,113             $3,199             $1,059                  $5
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                            SIX MONTHS          YEAR ENDED
CLASS R4                                                                                 ENDED 5/31/06         11/30/05(i)
                                                                                           (UNAUDITED)
Net asset value, beginning of period                                                            $34.46              $30.11
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                       $(0.11)             $(0.19)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           (0.17)               4.54
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $(0.28)              $4.35
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $34.18              $34.46
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                          (0.81)(n)           14.45(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                            1.45(a)             1.45(a)
Expenses after expense reductions (f)                                                             1.42(a)             1.41(a)
Net investment loss                                                                              (0.60)(a)           (0.89)(a)
Portfolio turnover                                                                                  67                  88
Net assets at end of period (000 Omitted)                                                       $1,907                $109
--------------------------------------------------------------------------------------------------------------------------

                                                                                            SIX MONTHS          YEAR ENDED
CLASS R5                                                                                 ENDED 5/31/06         11/30/05(i)
                                                                                           (UNAUDITED)
Net asset value, beginning of period                                                            $34.53              $30.11
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                       $(0.08)             $(0.11)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           (0.15)               4.53
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $(0.23)              $4.42
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $34.30              $34.53
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                          (0.67)(n)           14.68(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                            1.14(a)             1.14(a)
Expenses after expense reductions (f)                                                             1.11(a)             1.10(a)
Net investment loss                                                                              (0.44)(a)           (0.53)(a)
Portfolio turnover                                                                                  67                  88
Net assets at end of period (000 Omitted)                                                          $57                 $57
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                            YEARS ENDED 11/30
                                                      ENDED       ------------------------------------------------------------
CLASS 529A                                          5/31/06             2005            2004              2003         2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $34.08           $30.27          $27.79            $22.87          $22.70
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.17)          $(0.32)         $(0.24)           $(0.26)         $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 (0.14)            4.13            2.72              5.18            0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $(0.31)           $3.81           $2.48             $4.92           $0.17
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $33.77           $34.08          $30.27            $27.79          $22.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            (0.91)(n)        12.59            8.92(b)(q)       21.51(j)         0.75(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.65(a)          1.66            1.63              1.67            1.62(a)
Expenses after expense reductions (f)                  1.62(a)          1.62            1.60              1.67            1.62(a)
Net investment loss                                   (0.94)(a)        (1.01)          (0.85)            (1.07)          (0.71)(a)
Portfolio turnover                                       67               88              89               100             116
Net assets at end of period (000 Omitted)              $684             $599            $437              $258             $17
------------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS                            YEARS ENDED 11/30
                                                      ENDED       ------------------------------------------------------------
CLASS 529B                                          5/31/06             2005            2004              2003         2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $31.53           $28.18          $26.04            $21.56          $21.46
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.26)          $(0.48)         $(0.41)           $(0.41)         $(0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.13)            3.83            2.55              4.89            0.20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $(0.39)           $3.35           $2.14             $4.48           $0.10
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $31.14           $31.53          $28.18            $26.04          $21.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            (1.24)(n)        11.89            8.22(b)(q)       20.72(j)         0.51(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.30(a)          2.31            2.28              2.33            2.27(a)
Expenses after expense reductions (f)                  2.27(a)          2.27            2.25              2.33            2.27(a)
Net investment loss                                   (1.59)(a)        (1.65)          (1.51)            (1.72)          (1.41)(a)
Portfolio turnover                                       67               88              89               100             116
Net assets at end of period (000 Omitted)              $218             $210            $212              $130              $8
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                            YEARS ENDED 11/30
                                                      ENDED       ------------------------------------------------------------
CLASS 529C                                          5/31/06             2005            2004              2003         2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $31.34           $28.02          $25.89            $21.44          $21.33
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.26)          $(0.53)         $(0.41)           $(0.38)         $(0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.12)            3.85            2.54              4.83            0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $(0.38)           $3.32           $2.13             $4.45           $0.11
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $30.96           $31.34          $28.02            $25.89          $21.44
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            (1.21)(n)        11.85            8.23(b)(q)       20.76(j)         0.52(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.29(a)          2.34            2.28              2.33            2.27(a)
Expenses after expense reductions (f)                  2.26(a)          2.30            2.25              2.33            2.27(a)
Net investment loss                                   (1.58)(a)        (1.74)          (1.52)            (1.67)          (1.45)(a)
Portfolio turnover                                       67               88              89               100             116
Net assets at end of period (000 Omitted)              $110              $91             $28               $17              $6
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have been lower by 0.12%, respectively.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2003 would have been lower by 2.45%, 2.59%, 2.61%, 2.41%,
    2.61%, 2.45%, 2.59% and 2.62%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have been lower by 0.36%, 0.38%, 0.39%, 0.35%, 0.36%, 0.36%, 0.36%, 0.39% and 0.39%,
    respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended May 31, 2006, the fund's custodian fees were reduced by $203,493 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2006, the fund's custodian expenses were reduced by $52,182 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, non-taxable distributions, and foreign currency transactions.

The fund declared no distributions for the years ended November 30, 2005 and November 30, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006
          Cost of investments                           $3,645,526,487
          ------------------------------------------------------------
          Gross appreciation                              $325,272,306
          Gross depreciation                              (136,715,949)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $188,556,357

          AS OF NOVEMBER 30, 2005
          Capital loss carryforwards                      (750,445,908)
          Other temporary differences                         (209,730)
          Net unrealized appreciation (depreciation)       605,180,474

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              November 30, 2010                          $(750,445,908)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $2.5 billion of average daily net assets          0.75%
          Average daily net assets in excess of $2.5 billion      0.70%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.60% in excess of $2.5 billion of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended May 31, 2006, this waiver amounted to $581,145 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended May 31, 2006 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $64,514 and $413 for the six months ended May 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:


                                                                 TOTAL         ANNUAL    DISTRIBUTION
                          DISTRIBUTION         SERVICE    DISTRIBUTION      EFFECTIVE     AND SERVICE
                              FEE RATE        FEE RATE        PLAN (d)       RATE (e)             FEE
Class A                          0.10%           0.25%           0.35%          0.25%      $2,971,710
Class B                          0.75%           0.25%           1.00%          1.00%       4,910,393
Class C                          0.75%           0.25%           1.00%          1.00%         920,965
Class R                          0.25%           0.25%           0.50%          0.50%          37,068
Class R1                         0.50%           0.25%           0.75%          0.75%           4,830
Class R2                         0.25%           0.25%           0.50%          0.50%           1,684
Class R3                         0.25%           0.25%           0.50%          0.50%          10,652
Class R4                            --           0.25%           0.25%          0.25%           1,134
Class 529A                       0.25%           0.25%           0.50%          0.35%           1,166
Class 529B                       0.75%           0.25%           1.00%          1.00%           1,143
Class 529C                       0.75%           0.25%           1.00%          1.00%             532
-----------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                        $8,861,277
-----------------------------------------------------------------------------------------------------

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually.
    Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of
    Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2006, were as follows:

                                                     AMOUNT

              Class A                               $28,833
              Class B                              $619,619
              Class C                                $7,409
              Class 529B                                $--
              Class 529C                                $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended May 31, 2006, were as follows:

                                                     AMOUNT

              Class 529A                               $833
              Class 529B                                286
              Class 529C                                133
              ---------------------------------------------
              Total Program Manager Fees             $1,252
                                                     ------

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2006, the fee was $1,793,235, which equated to 0.0981% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2006, these costs amounted to $1,445,223.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2006 was equivalent to an annual effective rate of 0.0112% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended May 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                           FEE RATE        RATE(G)       AMOUNT

Class R1                                      0.45%          0.35%       $2,898
Class R2                                      0.40%          0.25%        1,347
Class R3                                      0.25%          0.15%        5,326
Class R4                                      0.15%          0.15%          680
Class R5                                      0.10%          0.10%           30
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                                     $10,281
                                                                        -------

(g) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended May 31, 2006, this waiver amounted to $3,279 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $4,907. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $7,367. Both amounts are included in Independent trustees' compensation for the six months ended May 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $119,283 at May 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $7,254 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2006, the fee paid to Tarantino LLC was $15,095. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $12,775, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,397,440,865 and $2,811,304,568, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:



                                  SIX MONTHS ENDED                        YEAR ENDED
                                    MAY 31, 2006                     NOVEMBER 30, 2005 (i)
                              SHARES            AMOUNT           SHARES              AMOUNT
Shares sold
  Class A                    5,441,459       $195,748,899      12,679,605         $400,304,416
  Class B                    1,012,696         33,573,120       2,218,343           64,823,802
  Class C                      158,484          5,236,517         413,604           12,142,153
  Class I                      205,967          7,604,439         328,384           10,722,028
  Class R                       41,059          1,467,966         420,730           13,035,069
  Class R1                      37,791          1,271,890          33,544              997,328
  Class R2                      31,645          1,060,209          10,120              311,376
  Class R3                      94,570          3,363,770         108,815            3,430,142
  Class R4                      69,308          2,523,455           3,161               99,691
  Class R5                          --                 --           1,661               50,000
  Class 529A                     2,857            101,005           3,983              122,732
  Class 529B                       739             24,496             651               18,977
  Class 529C                       626             20,589           1,913               54,507
----------------------------------------------------------------------------------------------
                             7,097,201       $251,996,355      16,224,514         $506,112,221

Shares reacquired
  Class A                   (9,475,529)     $(341,574,685)    (24,957,531)       $(788,464,425)
  Class B                   (8,057,237)      (266,811,581)    (22,512,617)        (655,803,919)
  Class C                     (971,407)       (31,935,392)     (2,474,983)         (71,700,252)
  Class I                     (335,504)       (12,425,283)       (723,741)         (23,160,314)
  Class R                      (54,990)        (1,949,872)       (253,440)          (8,059,311)
  Class R1                      (4,343)          (145,876)        (11,106)            (342,801)
  Class R2                      (4,534)          (149,051)            (86)              (2,546)
  Class R3                     (36,951)        (1,335,402)        (49,858)          (1,599,273)
  Class R4                     (16,675)          (603,365)             --                   --
  Class 529A                      (184)            (6,530)           (861)             (26,766)
  Class 529B                      (399)           (12,599)         (1,525)             (43,532)
  Class 529C                        (2)               (58)            (13)                (400)
----------------------------------------------------------------------------------------------
                           (18,957,755)     $(656,949,694)    (50,985,761)     $(1,549,203,539)

Net change
  Class A                   (4,034,070)     $(145,825,786)    (12,277,926)       $(388,160,009)
  Class B                   (7,044,541)      (233,238,461)    (20,294,274)        (590,980,117)
  Class C                     (812,923)       (26,698,875)     (2,061,379)         (59,558,099)
  Class I                     (129,537)        (4,820,844)       (395,357)         (12,438,286)
  Class R                      (13,931)          (481,906)        167,290            4,975,758
  Class R1                      33,448          1,126,014          22,438              654,527
  Class R2                      27,111            911,158          10,034              308,830
  Class R3                      57,619          2,028,368          58,957            1,830,869
  Class R4                      52,633          1,920,090           3,161               99,691
  Class R5                          --                 --           1,661               50,000
  Class 529A                     2,673             94,475           3,122               95,966
  Class 529B                       340             11,897            (874)             (24,555)
  Class 529C                       624             20,531           1,900               54,107
----------------------------------------------------------------------------------------------
                           (11,860,554)     $(404,953,339)    (34,761,247)     $(1,043,091,318)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended May 31, 2006 was $17,024 and is included in interest expense on the Statement of Operations. The fund had no significant borrowings during the six months ended May 31, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------



M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MEG-SEM-7/06 357M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.